RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 24,161,398	$ 33,373,181
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 24,161,398	$ 34,979,530
Investment grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 21,302,046	$ 21,818,832
Central Government debt instruments held, Percentage	88.16%	65.38%
Investment grade [member] | Central Banks [Member]
Disclosure of financial assets [line items]
Central Government debt instruments held, Percentage	100.00%	13.53%
Central Bank debt instruments held	$ 194,098	$ 251,370
Investment grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 17,942,244	$ 18,186,643
Central Government debt instruments held, Percentage	74.26%	54.50%
Investment grade [member] | Panama
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,126,942	$ 1,861,644
Central Government debt instruments held, Percentage	4.66%	5.58%
Investment grade [member] | Panama | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held	$ 194,098	$ 251,370
Central Bank debt instruments held, Percentage	100.00%	13.53%
Investment grade [member] | Peru
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 4,436
Central Government debt instruments held, Percentage		0.01%
Investment grade [member] | Mexico
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 19,552	$ 55,063
Central Government debt instruments held, Percentage	0.08%	0.16%
Investment grade [member] | United States
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,213,308	$ 1,711,046
Central Government debt instruments held, Percentage	9.16%	5.13%
Speculative grade [member]
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,859,352	$ 11,554,349
Central Government debt instruments held, Percentage	11.84%	34.62%
Speculative grade [member] | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held		$ 1,606,349
Central Bank debt instruments held, Percentage		86.47%
Speculative grade [member] | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,731,647	$ 2,212,146
Central Government debt instruments held, Percentage	11.31%	6.63%
Speculative grade [member] | Brazil
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 32,834	$ 30,507
Central Government debt instruments held, Percentage	0.14%	0.09%
Speculative grade [member] | Chile
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 3,838
Central Government debt instruments held, Percentage		0.01%
Speculative grade [member] | Costa Rica
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 94,871	$ 4,830,529
Central Government debt instruments held, Percentage	0.39%	14.47%
Speculative grade [member] | Costa Rica | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held		$ 43,007
Central Bank debt instruments held, Percentage		2.32%
Speculative grade [member] | Honduras
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 1,986,864
Central Government debt instruments held, Percentage		5.96%
Speculative grade [member] | Guatemala
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 1,555,159
Central Government debt instruments held, Percentage		4.66%
Speculative grade [member] | Guatemala | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held		$ 605,864
Central Bank debt instruments held, Percentage		32.61%
Speculative grade [member] | El Salvador
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 761,743
Central Government debt instruments held, Percentage		2.28%
Speculative grade [member] | Nicaragua
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 173,563
Central Government debt instruments held, Percentage		0.52%
Speculative grade [member] | Nicaragua | Central Banks [Member]
Disclosure of financial assets [line items]
Central Bank debt instruments held		$ 957,478
Central Bank debt instruments held, Percentage		51.54%